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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21569

                   Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Ibbotson Asset

Allocation Series

 April 30, 2011

Ticker Symbols:

 Class

 Conservative

 Allocation

 Fund

 Moderate

 Allocation

 Fund

 Growth

 Allocation

 Fund

 Aggressive

 Allocation

 Fund

 A

 PIAVX

 PIALX

 GRAAX

 PIAAX

 B

 PIBVX

 PIBLX

 GRABX

 IALBX

 C

 PICVX

 PIDCX

 GRACX

 IALCX

 Y

 IBBCX

 IMOYX

 IBGYX

 IBAYX

Pioneer Ibbotson Conservative Allocation Fund

chedule of Investments

 Shares

 Value

 MUTUAL FUNDS —96.8%

 PIONEER FUNDS* —96.8%

 1,604,310

 Pioneer Bond Fund Class Y

 $ 15,417,423

 66,044

 Pioneer Cullen Value Fund Class Y

   1,308,326

 121,251

 Pioneer Disciplined Growth Fund Class Y

   1,313,151

 211,037

 Pioneer Disciplined Value Fund Class Y

   1,964,757

 18,745

 Pioneer Emerging Markets Fund Class Y

   653,270

 23,318

 Pioneer Equity Income Fund Class Y

   656,881

 91,490

 Pioneer Floating Rate Fund Class Y

   637,687

 74,266

 Pioneer Fund Class Y

   3,274,400

 106,473

 Pioneer Fundamental Growth Fund Class Y

   1,312,816

 184,566

 Pioneer Global Equity Fund Class Y

   1,958,243

 357,720

 Pioneer Global High Yield Fund Class Y

   3,845,488

 20,757

 Pioneer Growth Opportunities Fund Class Y

   666,088

 178,986

 Pioneer High Yield Fund Class Y

   1,936,632

 121,550

 Pioneer International Value Fund Class Y

   2,633,985

 54,335

 Pioneer Mid Cap Value Fund Class Y

   1,309,481

 19

 Pioneer Oak Ridge Large Cap Growth Fund Class Y

   256

 29,169

 Pioneer Real Estate Shares Class Y

   663,896

 190,757

 Pioneer Research Fund Class Y

   1,972,429

 32,656

 Pioneer Select Mid Cap Growth Fund Class Y

   657,356

 1,578,607

 Pioneer Short Term Income Fund Class Y

   15,312,489

 401,943

 Pioneer Strategic Income Fund Class Y

   4,489,699

 TOTAL MUTUAL FUNDS

 (Cost $53,715,195)

 $ 61,984,753

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—3.4%

 TIME DEPOSIT — 3.4%

 $2,141,601

 Citibank London, 0.03%, 5/2/11

 $ 2,141,601

 TOTAL TIME DEPOSIT

 (Cost $2,141,601)

 $ 2,141,601

 TOTAL INVESTMENTS IN SECURITIES — 100.2%

 (Cost $55,856,796)  (a)

 $ 64,126,354

 OTHER ASSETS AND LIABILITIES -(0.2)%

 $ (150,780)

 TOTAL NET ASSETS — 100.0%

 $ 63,975,574

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At April 30, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $55,856,796 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 8,269,558

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   –

 Net unrealized gain

 $ 8,269,558

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of April 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $61,984,753

   $–

 $–

 $61,984,753

 Temporary Cash Investment

     –

 2,141,601

 –

 2,141,601

 Total

 $61,984,753

 $2,141,601

 $–

 $64,126,354

Pioneer Ibbotson Moderate Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —98.0%

 PIONEER FUNDS* —98.0%

 3,603,825

 Pioneer Bond Fund Class Y

 $ 34,632,758

 482,903

 Pioneer Cullen Value Fund Class Y

   9,566,311

 657,599

 Pioneer Disciplined Growth Fund Class Y

   7,121,798

 798,120

 Pioneer Disciplined Value Fund Class Y

   7,430,495

 275,921

 Pioneer Emerging Markets Fund Class Y

   9,615,839

 85,666

 Pioneer Equity Income Fund Class Y

   2,413,203

 431,914

 Pioneer Fund Class Y

   19,043,098

 677,628

 Pioneer Fundamental Growth Fund Class Y

   8,355,156

 1,450,101

 Pioneer Global Equity Fund Class Y

   15,385,577

 884,187

 Pioneer Global High Yield Fund Class Y

   9,505,015

 238

 Pioneer Government Income Fund Class Y

   2,374

 234,022

 Pioneer Growth Opportunities Fund Class Y

   7,509,752

 378,812

 Pioneer High Yield Fund Class Y

   4,098,745

 124

 Pioneer Independence Fund Class Y

   1,549

 773,110

 Pioneer International Value Fund Class Y

   16,753,303

 473,959

 Pioneer Mid Cap Value Fund Class Y

   11,422,405

 221

 Pioneer Oak Ridge Large Cap Growth Fund Class Y

   2,908

 196,233

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   6,516,911

 429,221

 Pioneer Real Estate Shares Class Y

   9,769,063

 929,482

 Pioneer Research Fund Class Y

   9,610,848

 242,853

 Pioneer Select Mid Cap Growth Fund Class Y

   4,888,621

 3,245,474

 Pioneer Short Term Income Fund Class Y

   31,481,097

 408,168

 Pioneer Strategic Income Fund Class Y

   4,559,234

 177

 Pioneer Value Fund Class Y

   2,187

 TOTAL MUTUAL FUNDS

 (Cost $188,115,438)

 $ 229,688,247

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—1.9%

 TIME DEPOSIT — 1.9%

 $4,385,895

 HSBC Bank Grand Cayman, 0.03%, 5/2/11

 $ 4,385,895

 TOTAL TIME DEPOSIT

 (Cost $4,385,895)

 $ 4,385,895

 TOTAL INVESTMENTS IN SECURITIES — 99.9%

 (Cost $192,501,333)  (a)

 $ 234,074,142

 OTHER ASSETS AND LIABILITIES -0.1%

 $ 348,780

 TOTAL NET ASSETS — 100.0%

 $ 234,422,922

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At April 30, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $192,501,333 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 41,572,809

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   –

 Net unrealized gain

 $ 41,572,809

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of April 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $229,688,247

   $–

 $–

 $229,688,247

 Temporary Cash Investment

     –

 4,385,895

 –

 4,385,895

 Total

 $229,688,247

 $4,385,895

 $–

 $234,074,142

Pioneer Ibbotson Growth Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —99.8%

 PIONEER FUNDS* —99.8%

 2,827,916

 Pioneer Bond Fund Class Y

 $ 27,176,270

 627,382

 Pioneer Cullen Value Fund Class Y

   12,428,444

 880,642

 Pioneer Disciplined Growth Fund Class Y

   9,537,358

 886,562

 Pioneer Disciplined Value Fund Class Y

   8,253,895

 420,613

 Pioneer Emerging Markets Fund Class Y

   14,658,348

 270,009

 Pioneer Equity Income Fund Class Y

   7,606,139

 467,897

 Pioneer Fund Class Y

   20,629,600

 1,073,699

 Pioneer Fundamental Growth Fund Class Y

   13,238,704

 1,842,408

 Pioneer Global Equity Fund Class Y

   19,547,953

 544,922

 Pioneer Global High Yield Fund Class Y

   5,857,912

 936

 Pioneer Government Income Fund Class Y

   9,318

 331,250

 Pioneer Growth Opportunities Fund Class Y

   10,629,818

 109,182

 Pioneer High Yield Fund Class Y

   1,181,346

 2,721

 Pioneer Independence Fund Class Y

   34,016

 1,035,922

 Pioneer International Value Fund Class Y

   22,448,424

 679,798

 Pioneer Mid Cap Value Fund Class Y

   16,383,123

 2,408

 Pioneer Oak Ridge Large Cap Growth Fund Class Y

   31,615

 153,130

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   5,085,457

 560,089

 Pioneer Real Estate Shares Class Y

   12,747,636

 978,017

 Pioneer Research Fund Class Y

   10,112,700

 259,227

 Pioneer Select Mid Cap Growth Fund Class Y

   5,218,244

 1,612,863

 Pioneer Short Term Income Fund Class Y

   15,644,773

 401,480

 Pioneer Strategic Income Fund Class Y

   4,484,527

 2,533

 Pioneer Value Fund Class Y

   31,329

 TOTAL MUTUAL FUNDS

 (Cost $195,069,599)

 $ 242,976,949

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—0.1%

 TIME DEPOSIT — 0.1%

 $299,282

 HSBC Bank Grand Cayman, 0.03%, 5/2/11

 $ 299,282

 TOTAL TIME DEPOSIT

 (Cost $299,282)

 $ 299,282

 TOTAL INVESTMENTS IN SECURITIES — 99.9%

 (Cost $195,368,881)  (a)

 $ 243,276,231

 OTHER ASSETS AND LIABILITIES -0.1%

 $ 244,478

 TOTAL NET ASSETS — 100.0%

 $ 243,520,709

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At April 30, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $195,368,881 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 47,907,350

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   –

 Net unrealized gain

 $ 47,907,350

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of April 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $242,976,949

   $–

 $–

 $242,976,949

 Temporary Cash Investment

     –

 299,282

 –

 299,282

 Total

 $242,976,949

 $299,282

 $–

 $243,276,231

Pioneer Ibbotson Aggressive Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —99.9%

 PIONEER FUNDS* —99.9%

 978,908

 Pioneer Bond Fund Class Y

 $ 9,407,304

 366,898

 Pioneer Cullen Value Fund Class Y

   7,268,251

 436,519

 Pioneer Disciplined Growth Fund Class Y

   4,727,506

 457,151

 Pioneer Disciplined Value Fund Class Y

   4,256,080

 290,188

 Pioneer Emerging Markets Fund Class Y

   10,113,050

 156,691

 Pioneer Equity Income Fund Class Y

   4,413,979

 283,694

 Pioneer Fund Class Y

   12,508,086

 732,145

 Pioneer Fundamental Growth Fund Class Y

   9,027,349

 1,219,254

 Pioneer Global Equity Fund Class Y

   12,936,283

 247,195

 Pioneer Growth Opportunities Fund Class Y

   7,932,479

 519

 Pioneer High Yield Fund Class Y

   5,617

 453

 Pioneer Independence Fund Class Y

   5,665

 902,807

 Pioneer International Value Fund Class Y

   19,563,817

 580,450

 Pioneer Mid Cap Value Fund Class Y

   13,988,846

 461

 Pioneer Oak Ridge Large Cap Growth Fund Class Y

   6,046

 104,199

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   3,460,442

 455,351

 Pioneer Real Estate Shares Class Y

   10,363,781

 565,671

 Pioneer Research Fund Class Y

   5,849,035

 223,210

 Pioneer Select Mid Cap Growth Fund Class Y

   4,493,226

 226,490

 Pioneer Strategic Income Fund Class Y

   2,529,892

 534

 Pioneer Value Fund Class Y

   6,609

 TOTAL MUTUAL FUNDS

 (Cost $109,477,114)

 $ 142,863,343

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—0.1%

 TIME DEPOSIT — 0.1%

 $188,741

 HSBC Bank Grand Cayman, 0.03%, 5/2/11

 $ 188,741

 TOTAL TIME DEPOSIT

 (Cost $188,741)

 $ 188,741

 TOTAL INVESTMENTS IN SECURITIES — 100.0%

 (Cost $109,665,855)  (a)

 $ 143,052,084

 OTHER ASSETS AND LIABILITIES -0.0%

 $ 40,086

 TOTAL NET ASSETS — 100.0%

 $ 143,092,170

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At April 30, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $109,665,855 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 33,386,229

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   –

 Net unrealized gain

 $ 33,386,229

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of April 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $142,863,343

   $–

 $–

 $142,863,343

 Temporary Cash Investment

     –

 188,741

 –

 188,741

 Total

 $142,863,343

 $188,741

 $–

 $143,052,084

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 29, 2011

* Print the name and title of each signing officer under his or her signature.